Intangible assets	12 Months Ended
Jun. 30, 2026
Intangible Assets
Intangible assets

23. Intangible assets

	2026 USD	2025 USD
Software and related licences — at cost	1,012,604	89,092
Software and related licences — accumulated amortisation	(816,011)	(30,706)
	196,593	58,386

Reconciliation of carrying amount

	2026 USD	2025 USD
Carrying amount at the beginning of the year	58,386	89,092
Assets acquired through business combinations	6,312	–
Additions	161,190	–
Amortisation for the year	(30,225)	(30,706)
Net exchange differences	930	–
Carrying amount at the end of the year	196,593	58,386

Software and related licences comprise the Raptor Enterprise Resource Platform and artificial intelligence integration developed for Raptor300 Inc, together with software and licences of the businesses acquired on 12 February 2026. The Raptor platform became available for use on 1 July 2024 and is amortised on a straight-line basis over three years. Software of the VIS sub-groups is amortised over three to five years. All intangible assets have finite useful lives and none is internally generated other than the Raptor platform.

No intangible assets have been recognised separately from goodwill on the acquisitions of 12 February 2026 other than software of USD 6,312 of the Mirragin group, the initial accounting for which is provisional (Note 37).

Purchases of property, plant, equipment and intangible assets of USD 160,953 in the statement of cash flows comprise the additions to software and related licences of USD 161,190 above, less USD 237 of exchange differences on translation.